UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2005

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Stock Index Fund, Inc.
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--99.5%	Shares	Value($)

Consumer Cyclical--9.1%
Albertson's	140,242 a	2,895,997
AutoNation	86,000 b	1,628,840
AutoZone	25,800 b	2,211,060
Bed Bath & Beyond	115,300 b	4,213,062
Best Buy	113,750	6,143,638
Big Lots	43,100 b	518,062
Brunswick	36,900	1,728,765
CVS	152,390	8,018,762
Circuit City Stores- Circuit City Group	73,000	1,171,650
Coach	72,800 b	4,122,664
Cooper Tire & Rubber	26,700	490,212
Costco Wholesale	179,950	7,950,191
Dana	57,306	732,944
Darden Restaurants	56,300	1,727,284
Delphi	213,753	957,613
Delta Air Lines	53,400 a,b	216,270
Dillard's, Cl. A	26,900	723,610
Dollar General	114,862	2,516,626
Eastman Kodak	109,200	3,554,460
Eaton	58,200	3,806,280
Family Dollar Stores	63,850	1,938,486
Federated Department Stores	64,448	4,101,471
Ford Motor	697,453	7,902,142
Gap	280,589	6,128,064
General Motors	215,148 a	6,323,200
Genuine Parts	66,600	2,896,434
Harley-Davidson	111,200	6,422,912
Harrah's Entertainment	43,400	2,802,772
Hasbro	63,575	1,300,109
Hilton Hotels	146,550	3,275,393
Home Depot	836,594	31,991,354
International Game Technology	131,400	3,503,124
J. C. Penney	108,800	5,648,896
Johnson Controls	72,800	4,059,328
Jones Apparel Group	46,600	1,560,634
Kohl's	124,123 b	6,408,470
Kroger	278,948 b	4,471,536
Limited Brands	145,500	3,535,650
Liz Claiborne	41,400	1,661,382
Lowe's Cos.	294,410	16,807,866
Marriott International, Cl. A	76,500	5,114,790
Mattel	158,750	3,389,313
May Department Stores	111,200	4,116,624
Maytag	30,300 a	423,291
McDonald's	484,655	15,092,157
NIKE, Cl. B	87,550	7,293,791
Navistar International	25,100 b	913,640
Nordstrom	48,000	2,658,240
Office Depot	119,200 b	2,643,856
OfficeMax	35,600	1,192,600
PACCAR	66,125	4,786,789

RadioShack	60,400	1,479,800
Reebok International	21,300	943,590
Safeway	170,469 b	3,158,791
Sears Holdings	36,582 b	4,871,589
Southwest Airlines	280,625	3,996,100
Staples	188,700	5,930,841
Starbucks	152,200 b	7,862,652
Starwood Hotels & Resorts Worldwide	80,900	4,856,427
TJX Cos.	183,550	4,520,837
Target	341,142	17,063,922
Tiffany & Co.	55,400	1,912,408
Toys "R" Us	81,900 b	2,109,744
V. F.	38,100	2,253,234
Visteon	49,459	282,411
Wal-Mart Stores	1,290,629	64,673,419
Walgreen	389,100	17,283,822
Wendy's International	43,400	1,694,336
Whirlpool	25,500	1,727,115
Yum! Brands	110,970	5,749,356
		378,062,698
Consumer Staples--7.9%
Alberto-Culver, Cl. B	32,300	1,545,878
Altria Group	788,043	51,530,131
Anheuser-Busch Cos.	295,950	14,025,070
Archer-Daniels-Midland	237,418	5,835,734
Avon Products	179,600	7,712,024
Brown-Forman, Cl. B	34,300	1,877,925
Campbell Soup	124,049	3,599,902
Clorox	58,450 a	3,681,766
Coca-Cola	863,042	35,962,960
Coca-Cola Enterprises	134,400	2,757,888
Colgate-Palmolive	200,150	10,441,826
ConAgra Foods	196,350	5,305,377
Fortune Brands	55,150	4,446,745
General Mills	139,100	6,836,765
Gillette	377,666	19,064,579
H.J. Heinz	133,400	4,914,456
Hershey Foods	83,378	5,041,034
International Flavors & Fragrances	33,700	1,331,150
Kellogg	133,700	5,785,199
Kimberly-Clark	183,366	12,052,647
McCormick & Co.	51,700	1,780,031
Molson Coors Brewing, Cl. B	30,650	2,365,261
Newell Rubbermaid	104,671	2,296,482
Pactiv	56,550 b	1,320,443
Pepsi Bottling Group	75,350	2,098,498
PepsiCo	639,331	33,903,722
Procter & Gamble	961,000	50,933,000
Reynolds American	44,400 a	3,578,196
SUPERVALU	51,500	1,717,525
Sara Lee	300,698	6,663,468
Sysco	242,650	8,686,870
UST	63,000	3,257,100
Wm. Wrigley Jr.	74,500	4,884,965
		327,234,617
Energy--8.9%
Amerada Hess	32,500	3,126,825
Anadarko Petroleum	90,251	6,868,101

Apache	124,400 a	7,617,012
BJ Services	61,900	3,211,372
Baker Hughes	128,870	5,733,426
Burlington Resources	147,380	7,379,317
ChevronTexaco	801,736	46,749,226
ConocoPhillips	265,059	28,583,962
Devon Energy	182,600	8,719,150
Dynegy, Cl. A	126,400 a,b	494,224
EOG Resources	91,000	4,435,340
El Paso	245,036	2,592,481
Exxon Mobil	2,432,594	144,982,602
Halliburton	192,151	8,310,531
Kerr-McGee	62,200	4,872,126
KeySpan	61,250	2,386,913
Kinder Morgan	41,800	3,164,260
Marathon Oil	132,150	6,200,478
Nabors Industries	53,900 b	3,187,646
National-Oilwell Varco	63,900 b	2,984,130
Nicor	16,800 a	623,112
NiSource	103,353	2,355,415
Noble	51,600	2,900,436
Occidental Petroleum	151,350	10,771,579
Peoples Energy	14,400	603,648
Rowan Cos.	40,900	1,224,137
Schlumberger	224,600	15,829,808
Sempra Energy	90,641	3,611,137
Sunoco	26,400	2,732,928
Transocean	122,362 b	6,296,749
Unocal	103,100	6,360,239
Valero Energy	97,800	7,165,806
Williams Cos.	217,271	4,086,868
XTO Energy	132,300	4,344,731
		370,505,715
Health Care--12.9%
Abbott Laboratories	593,876	27,686,499
Aetna	112,098	8,401,745
Allergan	50,100	3,480,447
AmerisourceBergen	42,309	2,423,883
Amgen	477,256 b	27,781,071
Applera - Applied Biosystems Group	74,750	1,475,565
Bausch & Lomb	20,400	1,495,320
Baxter International	236,050	8,020,979
Becton, Dickinson & Co.	96,400	5,631,688
Biogen Idec	127,092 b	4,385,945
Biomet	96,225	3,492,968
Boston Scientific	289,500 b	8,479,455
Bristol-Myers Squibb	744,428	18,953,137
CIGNA	50,071	4,471,340
C.R. Bard	39,900	2,716,392
Cardinal Health	165,225	9,219,555
Caremark Rx	174,100 b	6,925,698
Chiron	56,250 a,b	1,972,125
Eli Lilly & Co.	431,537	22,483,077
Express Scripts	29,000 b	2,528,510
Fisher Scientific International	44,700 b	2,544,324
Forest Laboratories	133,900 b	4,947,605
Genzyme	94,450 b	5,406,318
Gilead Sciences	164,900 b	5,903,420

Guidant	122,945	9,085,636
HCA	156,785	8,398,972
Health Management Associates, Cl. A	93,000 a	2,434,740
Hospira	59,457 b	1,918,677
Humana	61,300 b	1,957,922
Johnson & Johnson	1,132,818	76,080,056
King Pharmaceuticals	92,000 b	764,520
Laboratory Corporation of America Holdings	51,400 b	2,477,480
Manor Care	32,800	1,192,608
McKesson	112,446	4,244,837
Medco Health Solutions	104,933 b	5,201,529
MedImmune	94,800 b	2,257,188
Medtronic	460,773	23,476,384
Merck & Co.	841,166	27,228,543
Millipore	18,900 b	820,260
Mylan Laboratories	102,600 a	1,818,072
PerkinElmer	49,368	1,018,462
Pfizer	2,842,179	74,664,042
Quest Diagnostics	34,800	3,658,524
St. Jude Medical	137,500 b	4,950,000
Schering-Plough	561,951	10,199,411
Stryker	142,700	6,365,847
Tenet Healthcare	178,450 b	2,057,529
Thermo Electron	60,900 b	1,540,161
UnitedHealth Group	244,400	23,310,872
Waters	46,050 b	1,648,130
Watson Pharmaceuticals	41,700 b	1,281,441
WellPoint	116,150 b	14,559,403
Wyeth	509,020	21,470,464
Zimmer Holdings	94,022 b	7,315,852
		534,224,628
Interest Sensitive--23.2%
ACE	108,250	4,467,478
AFLAC	191,192	7,123,814
Allstate	258,775	13,989,377
Ambac Financial Group	41,444	3,097,939
American Express	446,873	22,955,866
American International Group	992,189	54,977,192
AmSouth Bancorporation	135,300	3,511,035
Aon	120,525	2,752,791
Apartment Investment & Management, Cl. A	36,400	1,354,080
Archstone-Smith Trust	76,100	2,595,771
BB&T	208,900	8,163,812
Bank of America	1,544,304	68,103,806
Bank of New York	296,532	8,614,255
Bear Stearns Cos.	43,127	4,308,387
CIT Group	80,300	3,051,400
Capital One Financial	94,200	7,043,334
Charles Schwab	437,353	4,596,580
Chubb	73,000	5,786,710
Cincinnati Financial	60,552	2,640,673
Citigroup	1,990,618	89,458,372
Comerica	64,850	3,571,938
Compass Bancshares	47,100	2,138,340
Countrywide Financial	221,098	7,176,841
E*TRADE Financial	141,200 b	1,694,400
Equity Office Properties Trust	153,600	4,627,968
Equity Residential	107,750	3,470,628

Fannie Mae	368,709	20,076,205
Federated Investors, Cl. B	36,200	1,024,822
Fifth Third Bancorp	198,134	8,515,799
First Horizon National	46,900	1,913,051
Franklin Resources	75,400	5,176,210
Freddie Mac	262,115	16,565,668
General Electric	4,037,883	145,606,060
Golden West Financial	107,586	6,508,953
Goldman Sachs Group	170,550	18,758,795
H&R Block	63,000	3,186,540
Hartford Financial Services Group	112,650	7,723,284
Huntington Bancshares	88,338	2,111,278
J.P. Morgan Chase & Co.	1,353,859	46,843,521
Janus Capital Group	90,000	1,255,500
Jefferson-Pilot	52,025	2,551,826
KeyCorp	154,750	5,021,638
Lehman Brothers Holdings	105,150	9,900,924
Lincoln National	66,400	2,997,296
Loews	60,850	4,474,909
M&T Bank	37,500	3,827,250
MBIA	53,650	2,804,822
MBNA	486,782	11,950,498
MGIC Investment	36,900	2,275,623
Marsh & McLennan Cos.	201,458	6,128,352
Marshall & Ilsley	79,200	3,306,600
Mellon Financial	161,457 a	4,607,983
Merrill Lynch	354,631	20,072,115
MetLife	279,200	10,916,720
Morgan Stanley	423,876	24,266,901
National City	226,399	7,584,367
North Fork Bancorporation	179,300	4,973,782
Northern Trust	77,490	3,366,166
PNC Financial Services Group	107,723	5,545,580
Plum Creek Timber	70,050	2,500,785
Principal Financial Group	114,150 a	4,393,634
Progressive	76,282	6,999,636
ProLogis	70,100	2,600,710
Providian Financial	111,643 b	1,915,794
Prudential Financial	199,650 a	11,459,910
Regions Financial	177,037	5,735,999
SLM	163,700	8,158,808
Safeco	48,450	2,360,000
St. Paul Travelers Cos.	255,043	9,367,729
Simon Property Group	84,300	5,106,894
Sovereign Bancorp	142,800	3,164,448
State Street	127,050	5,554,626
SunTrust Banks	129,250	9,315,048
Synovus Financial	118,400	3,298,624
T. Rowe Price Group	47,200	2,802,736
Torchmark	41,200	2,150,640
U.S. Bancorp	706,054	20,348,476
UnumProvident	113,344 a	1,929,115
Wachovia	604,059	30,752,643
Washington Mutual	332,637	13,139,162
Wells Fargo	645,997	38,630,620
XL Capital, Cl. A	53,000	3,835,610
Zions Bancorporation	34,200	2,360,484
		960,993,956

Producer Goods & Services--10.7%
Air Products & Chemicals	86,750		5,490,408
Alcoa	331,988		10,089,115
Allegheny Technologies	34,066		821,331
American Power Conversion	68,500		1,788,535
American Standard Cos.	68,600		3,188,528
Ashland	25,300		1,706,991
Avery Dennison	38,750		2,399,788
Ball	41,900		1,738,012
Bemis	40,800		1,269,696
Black & Decker	30,600		2,417,094
Boeing	317,144		18,540,238
Burlington Northern Santa Fe	144,125		7,772,661
CSX	82,100		3,419,465
Caterpillar	130,615		11,943,435
Centex	48,200		2,760,414
Cooper Industries, Cl. A	35,300		2,524,656
Cummins	16,300		1,146,705
Deere & Co.	94,000		6,310,220
Dover	77,650		2,934,394
Dow Chemical	363,242		18,107,613
E. I. du Pont de Nemours	379,772		19,459,517
Eastman Chemical	29,700		1,752,300
Ecolab	84,100		2,779,505
Emerson Electric	159,790		10,375,165
Engelhard	46,500		1,396,395
FedEx	114,740		10,779,823
Fluor	32,600		1,807,018
Freeport-McMoRan Copper & Gold, Cl. B	68,200	a	2,701,402
General Dynamics	76,236		8,161,064
Georgia-Pacific	99,009		3,513,829
Goodrich	45,700		1,749,853
Goodyear Tire & Rubber	67,100	a,b	895,785
Great Lakes Chemical	19,600		629,552
Hercules	42,700	b	618,296
Honeywell International	324,137		12,061,138
ITT Industries	35,150		3,171,936
Illinois Tool Works	104,650		9,369,315
Ingersoll-Rand, Cl. A	66,000	a	5,256,900
International Paper	186,769		6,871,232
KB HOME	15,900		1,867,614
L-3 Communications Holdings	43,900		3,117,778
Leggett & Platt	72,700		2,099,576
Lockheed Martin	152,900		9,336,074
Louisiana-Pacific	42,200		1,060,908
Masco	170,700		5,918,169
MeadWestvaco	77,163		2,455,327
Molex	63,900	a	1,684,404
Monsanto	101,478		6,545,331
Newmont Mining	169,119	a	7,145,278
Norfolk Southern	152,450		5,648,273
Northrop Grumman	137,226		7,407,459
Nucor	60,900		3,505,404
PPG Industries	65,933		4,715,528
Pall	47,201		1,280,091
Parker-Hannifin	45,750		2,787,090
Phelps Dodge	36,833		3,747,021
Praxair	123,000		5,886,780

Pulte Homes	45,100		3,320,713
Raytheon	172,650		6,681,555
Rockwell Automation	66,700		3,777,888
Rockwell Collins	67,950		3,233,741
Rohm & Haas	74,056		3,554,688
Sealed Air	31,812	b	1,652,315
Sherwin-Williams	48,200		2,120,318
Sigma-Aldrich	26,200	a	1,604,750
Snap-On	22,050		700,970
Stanley Works	28,600		1,294,722
3M	294,298		25,218,395
Temple-Inland	21,800		1,581,590
Textron	51,500		3,842,930
Tyco International	766,906		25,921,422
Union Pacific	99,428		6,930,132
United Parcel Service, Cl. B	426,350		31,012,699
United States Steel	43,500	a	2,211,975
United Technologies	195,141		19,838,034
Vulcan Materials	39,200		2,227,736
W.W. Grainger	31,800		1,980,186
Weyerhaeuser	92,500		6,336,250
			440,970,438
Services--7.1%
ALLTEL	115,300		6,324,205
Affiliated Computer Services, Cl. A	48,300	b	2,571,492
Allied Waste Industries	103,600	a,b	757,316
Apollo Group, Cl. A	63,150	b	4,676,889
Automatic Data Processing	222,178		9,986,901
BellSouth	697,701		18,342,559
Carnival	200,724	a	10,399,510
Cendant	401,998		8,257,038
Cintas	56,900		2,350,539
Clear Channel Communications	200,747		6,919,749
Comcast, Cl. A	842,663	b	28,465,156
Computer Sciences	72,800	b	3,337,880
Convergys	54,202	b	809,236
Dow Jones & Co.	26,900		1,005,253
Electronic Data Systems	197,250		4,077,158
Equifax	51,450		1,579,001
First Data	305,482		12,008,497
Fiserv	73,582	b	2,928,564
Gannett	95,688		7,567,007
IMS Health	88,350		2,154,857
Interpublic Group of Companies	161,150	b	1,978,922
Knight-Ridder	28,794		1,936,397
McGraw-Hill Cos.	72,550		6,329,988
Meredith	17,300		808,775
Monster Worldwide	46,000	b	1,290,300
Moody's	52,250		4,224,935
NEXTEL Communications, Cl. A	429,250	b	12,199,285
New York Times, Cl. A	55,500	a	2,030,190
News, Cl. A	1,098,300		18,583,236
Omnicom Group	70,980		6,283,150
Paychex	135,475		4,446,290
R. R. Donnelley & Sons	82,050		2,594,421
Robert Half International	61,300	a	1,652,648
Ryder System	24,400		1,017,480
Sabre Holdings, Cl. A	50,110		1,096,407

SunGard Data Systems	110,000 b	3,795,000
Time Warner	1,750,868 b	30,727,733
Tribune	113,630	4,530,428
Unisys	128,500 b	907,210
Univision Communications, Cl. A	111,200 b	3,079,128
Viacom, Cl. B	649,553	22,623,930
Walt Disney	780,009	22,409,658
Waste Management	216,522	6,246,660
		295,310,978
Technology--14.5%
ADC Telecommunications	309,500 b	615,905
Adobe Systems	92,650	6,223,300
Advanced Micro Devices	150,100 a,b	2,419,612
Agilent Technologies	164,662 b	3,655,496
Altera	141,800 b	2,804,804
Analog Devices	141,900	5,128,266
Andrew	61,450 b	719,580
Apple Computer	311,300 b	12,971,871
Applied Materials	635,400	10,325,250
Applied Micro Circuits	117,600 b	386,904
Autodesk	87,400	2,601,024
Avaya	182,864 b	2,135,852
BMC Software	84,400 b	1,266,000
Broadcom, Cl. A	110,758 b	3,313,879
CIENA	218,400 b	375,648
Cisco Systems	2,462,518 b	44,054,447
Citrix Systems	64,600 b	1,538,772
Computer Associates International	202,797	5,495,799
Compuware	147,800 b	1,064,160
Comverse Technology	75,300 b	1,899,066
Corning	537,098 b	5,977,901
Danaher	104,800	5,597,368
Dell	936,812 b	35,992,317
EMC	916,420 b	11,290,294
eBay	461,100 b	17,180,586
Electronic Arts	117,300 b	6,073,794
Freescale Semiconductor, Cl. B	153,006 b	2,639,354
Gateway	114,100 b	459,823
Hewlett-Packard	1,103,056	24,201,048
Intel	2,372,210	55,106,438
International Business Machines	621,968	56,835,435
Intuit	70,650 b	3,092,351
JDS Uniphase	551,400 a,b	920,838
Jabil Circuit	69,900 b	1,993,548
KLA-Tencor	74,900 a	3,446,149
LSI Logic	146,600 b	819,494
Lexmark International	48,250 b	3,858,553
Linear Technology	116,950	4,480,355
Lucent Technologies	1,687,985 a,b	4,641,959
Maxim Integrated Products	124,450	5,086,272
Mercury Interactive	32,136 b	1,522,604
Micron Technology	233,850 a,b	2,418,009
Microsoft	3,854,796	93,170,419
Motorola	933,994	13,981,890
NCR	70,900 b	2,392,166
NVIDIA	63,300 b	1,504,008
National Semiconductor	135,400	2,790,594
Network Appliance	139,500 b	3,858,570

Novell	144,400 b	860,624
Novellus Systems	53,300 a,b	1,424,709
Oracle	1,711,820 b	21,363,513
PMC-Sierra	68,600 b	603,680
Parametric Technology	103,200 b	576,888
Pitney Bowes	87,900	3,966,048
QLogic	35,000 b	1,417,500
QUALCOMM	627,000 b	22,979,550
Sanmina-SCI	199,372 b	1,040,722
Scientific-Atlanta	57,900	1,633,938
Siebel Systems	196,151 b	1,790,859
Solectron	369,900 b	1,283,553
Sun Microsystems	1,286,784 b	5,198,607
Symantec	270,300 b	5,765,499
Symbol Technologies	92,450	1,339,601
Tektronix	34,000	834,020
Tellabs	176,000 b	1,284,800
Teradyne	74,100 b	1,081,860
Texas Instruments	655,748	16,715,016
VERITAS Software	160,768 b	3,733,033
Xerox	364,766 b	5,526,205
Xilinx	132,800	3,881,744
Yahoo!	496,776 b	16,840,706
		601,470,447
Utilities--5.2%
AES	247,200 b	4,049,136
AT&T	304,918	5,717,213
Allegheny Energy	52,400 a,b	1,082,584
Ameren	74,400 a	3,646,344
American Electric Power	146,050	4,974,463
CMS Energy	82,200 b	1,071,888
Calpine	203,915 a,b	570,962
CenterPoint Energy	110,239 a	1,326,175
CenturyTel	51,250	1,683,050
Cinergy	72,900	2,953,908
Citizens Communications	127,800	1,653,732
Consolidated Edison	92,400	3,897,432
Constellation Energy Group	67,350	3,481,995
DTE Energy	66,250	3,013,050
Dominion Resources	129,793	9,660,493
Duke Energy	357,276	10,007,300
Edison International	124,100	4,308,752
Entergy	81,150	5,734,059
Exelon	253,300	11,623,937
FPL Group	149,000	5,982,350
FirstEnergy	125,633	5,270,304
PG&E	137,450	4,687,045
PPL	72,050	3,889,980
Pinnacle West Capital	34,900	1,483,599
Progress Energy	94,085	3,946,866
Public Service Enterprise Group	90,850 a	4,941,332
Qwest Communications International	636,661 a,b	2,355,646
SBC Communications	1,258,495	29,813,746
Southern	283,010	9,008,208
Sprint (FON Group)	563,091	12,810,320
TECO Energy	78,800	1,235,584
TXU	91,530	7,288,534
Verizon Communications	1,055,287	37,462,688

Xcel Energy	152,775	a	2,624,675
			213,257,350
Total Common Stocks
(cost $3,190,708,312)			4,122,030,827

	Principal
Short-Term Investments--.2%	Amount($)		Value($)

Repurchase Agreement--.2%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
2.65%, dated 3/31/2005, due 4/1/2005 in the
amount of $6,100,449 (fully collateralized by $6,190,000
Federal Home Loan Mortgage Corp., 4.875%, 11/15/2013,
value $6,222,046)	6,100,000		6,100,000
U.S. Treasury Bills--.0%
2.61%, 6/9/2005	500,000	c	497,460
2.74%, 6/23/2005	1,000,000	c	993,810
			1,491,270
Total Short-Term Investments
(cost $7,590,984)			7,591,270

Investment of Cash Collateral for Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $87,958,222)	87,958,222	d	87,958,222

Total Investments (cost $3,286,257,518)	101.8%		4,217,580,319

Liabilities, Less Cash and Receivables	(1.8%)		(74,612,694)

Net Assets	100.0%		4,142,967,625

a All or a portion of these securities are on loan.	At March 31 2005, the total market value of the fund's
securities on loan is $83,916,214 and the total market value of the collateral held by the fund is $87,958,222.
b Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d Investment in affiliated money market mutual funds.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Statement of Financial Futures
3/31/2005 (Unaudited)

			Market Value
			Covered
	Contracts		by Contracts ($)

Financial Futures Long
Standard & Poor's 500	74		21,902,150

			Unrealized
			Depreciation
	Expiration		at 3/31/2005 ($)

	June 2005		(396,838)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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